Stock Options Outstanding (Details) - Recast [Member] - $ / shares	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,250,000	2,750,000	2,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.25	$ 0.26	$ 0.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period		(1,500,000)	(200,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 0.26	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price